Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Trina Solar LTD
Entity Central Index Key	0001382158
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	3,946,062,783
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY